Derivative financial liability - current (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Financial Liability - Current Details
Equity settled derivative financial liability		£ 400	£ 1,573
At 1 January/on acquisition - 5 December 2015	400	1,573	3,211
Gain recognised in finance income within the consolidated statement of comprehensive income	(400)	(1,173)	(1,638)
At 31 December		£ 400	£ 1,573